Schedule of Investments (unaudited)
February 28, 2026
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 Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 139.5%
Alabama — 4.0%
Baldwin County, AL, IDA Revenue, Solid Waste Disposal Bonds, Novelis Corp. Project, Series A	4.300%	3/1/33	$500,000	$504,341 (a)(b)(c)(d)(e)
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	710,000	716,551 (c)(e)
Series D, Refunding	5.000%	8/1/35	2,250,000	2,499,987 (c)(e)
Series D, Refunding	5.000%	8/1/35	500,000	558,235
Series D-1, Refunding	5.500%	2/1/29	1,050,000	1,125,562 (c)(e)
Series F	5.500%	12/1/28	2,250,000	2,400,686 (c)(e)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	900,000	913,104 (b)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/45	1,500,000	1,618,157
Warrants, Series 2024, Refunding	5.250%	10/1/49	3,500,000	3,690,644
Warrants, Series 2024, Refunding	5.500%	10/1/53	2,110,000	2,238,681
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	1,670,000	1,657,791 (b)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	1,250,000	1,197,921 (b)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/32	2,000,000	2,180,490
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series B	5.250%	1/1/33	3,050,000	3,268,431 (c)(e)
Total Alabama				24,570,581
Alaska — 0.7%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B, Refunding	5.000%	12/1/38	750,000	799,229
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	1,300,000	1,323,971 (b)
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/41	1,690,000	1,688,921
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	750,000	633,123
Total Alaska				4,445,244
Arizona — 5.0%
Arizona State IDA, Education Revenue, Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	725,000	725,972
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	1,750,000	1,785,136 (c)(e)
Intel Corp. Project	4.100%	6/15/28	1,300,000	1,325,274 (b)(c)(e)
Intel Corp. Project	4.000%	6/1/29	3,400,000	3,498,810 (b)(c)(e)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	1,225,000	1,226,809 (a)
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/42	750,000	783,439
Salt Verde, AZ, Financial Corp., Natural Gas Revenue:
Series 2007	5.250%	12/1/28	2,000,000	2,115,319
Series 2007	5.000%	12/1/32	12,000,000	13,290,458
Series 2007	5.000%	12/1/37	5,500,000	6,131,806
Total Arizona				30,883,023
Arkansas — 0.2%

Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project, Green Bonds	5.700%	5/1/53	1,050,000	1,073,713 (b)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — 17.7%
Alameda, CA, Corridor Transportation Authority Revenue:
Convertible CAB, Series C, AG	5.000%	10/1/52	$2,650,000	$2,751,145
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	2,250,000	2,278,683
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	850,000	870,393 (c)(e)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	8,500,000	8,988,213 (c)(e)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	3,100,000	3,297,751 (c)(e)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	1,500,000	1,623,883 (c)(e)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	7,400,000	8,099,580 (c)(e)
Clean Energy Project, Green Bonds, Series G	5.000%	12/1/35	3,250,000	3,663,685
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	3,200,000	3,572,428 (c)(e)
California State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	500,000	504,752
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,400,000	4,474,129 (b)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	13,500,000	13,517,488 (a)(b)
Folsom Cordova, CA, USD:
School Facilities Improvement District No 4, GO, Series A, Refunding	5.000%	10/1/37	1,730,000	2,088,672
School Facilities Improvement District No 5, GO, Series B, Refunding	5.000%	10/1/37	2,175,000	2,625,931
School Facilities Improvement District No 5, GO, Series B, Refunding	5.000%	10/1/38	1,795,000	2,145,482
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C, Refunding	4.000%	5/15/36	800,000	831,250 (b)
Los Angeles International Airport, Subordinated, Series C, Refunding	4.000%	5/15/37	500,000	516,077 (b)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	500,000	523,682 (b)
Los Angeles International Airport, Subordinated, Series F, Refunding	4.000%	5/15/49	2,000,000	1,843,563 (b)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/42	2,000,000	2,039,880
Los Angeles, CA, Department of Water & Power, Waterworks Revenue, Series A	5.000%	7/1/48	2,000,000	2,029,337
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	3,430,000	4,262,259
Series B	7.000%	11/1/34	2,490,000	3,094,176
Series B	6.500%	11/1/39	8,000,000	10,021,565
Series C	6.500%	11/1/39	2,000,000	2,505,391
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.500%	9/1/37	545,000	589,560
Community Facilities District No 2003-1	5.750%	9/1/52	1,400,000	1,454,541
Community Facilities District No 2023-1	5.625%	9/1/53	1,070,000	1,111,276
San Diego County, CA, Regional Airport Authority Revenue, Series B	5.000%	7/1/46	1,500,000	1,547,892 (b)
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Unrefunded	5.000%	5/1/47	10,635,000	10,711,302 (b)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,500,000	1,520,196 (b)
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corp., Class 1, Series A	5.000%	6/1/39	500,000	528,674
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — continued
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corp., Class 1, Series A	5.000%	6/1/48	$800,000	$809,540
Tulare, CA, Sewer Revenue, Refunding, AG	5.000%	11/15/41	2,000,000	2,002,944
Total California				108,445,320
Colorado — 5.5%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.750%	12/1/46	1,000,000	1,000,453
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/47	1,600,000	1,615,227
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	1,300,000	1,301,409 (c)(e)
Commonspirit Health Project, Series A-2, Refunding	4.000%	8/1/49	2,500,000	2,226,845
Improvement Second Tier Bonds, Bethesda Project	5.500%	9/15/54	2,200,000	2,222,344
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	800,000	799,959
Denver, CO, Airport System Revenue, Subordinated, Series B, Refunding	5.250%	11/15/34	3,000,000	3,474,757 (b)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	15,700,000	19,448,064
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	1,750,000	1,961,918 (a)
Total Colorado				34,050,976
Connecticut — 0.3%
Connecticut State, GO, Series A	4.000%	4/15/37	500,000	514,701
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	1,150,000	1,167,380 (a)
Total Connecticut				1,682,081
Delaware — 0.1%

Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	500,000	487,753
District of Columbia — 1.1%
District of Columbia Revenue:
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	800,000	820,009
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	2,800,000	2,806,782
Metropolitan Washington, DC, Airports Authority Aviation Revenue:
Series A, Refunding	5.000%	10/1/29	1,500,000	1,633,529 (b)
Series A, Refunding	5.000%	10/1/30	1,500,000	1,663,107 (b)
Total District of Columbia				6,923,427
Florida — 5.8%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	1,600,000	1,612,359 (b)
Series A	5.000%	10/1/45	1,000,000	1,000,514 (b)
Broward County, FL, Port Facilities Revenue, Series 2022	5.000%	9/1/37	400,000	433,464 (b)
Capital Trust, FL, Authority Educational Facilities Revenue, AIDS Healthcare Foundation Obligated Group, Series A	4.750%	12/1/42	500,000	512,458
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AG	4.000%	10/1/52	900,000	820,851
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	500,000	510,183 (b)
Priority Subordinated, Series A	5.000%	10/1/47	1,500,000	1,513,638 (b)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	1,250,000	1,283,105 (b)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — continued
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/41	$3,000,000	$3,030,154
Miami-Dade County, FL, Expressway Authority, Series A, Refunding	5.000%	7/1/40	9,000,000	9,013,156
Miami-Dade County, FL, Seaport Revenue:
Senior Bonds, Series A, Refunding	5.000%	10/1/47	2,000,000	2,036,075 (b)
Senior Bonds, Series A, Refunding	5.250%	10/1/52	2,500,000	2,558,386 (b)
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc. Project	5.750%	5/15/55	200,000	205,431 (a)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	1,300,000	1,341,419
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	1,150,000	1,120,035
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	759,372
Jupiter Medical Center Project, Series A	5.000%	11/1/52	2,850,000	2,841,730
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	650,000	609,291
Pasco County, FL, Capital Improvement, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Series A, AG	5.750%	9/1/54	2,175,000	2,356,773
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	1,000,000	1,010,839
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue, Series 2024	4.800%	5/1/55	795,000	776,598 (a)
Total Florida				35,345,831
Georgia — 1.5%
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A, Refunding	5.000%	4/1/50	1,250,000	1,269,807
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	1,150,000	1,190,554
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	750,000	777,982
Plant Vogtle Units 3&4, Project P, Series A, Refunding	5.000%	1/1/56	1,295,000	1,297,571
Project One, Series A, Refunding	5.000%	1/1/50	1,250,000	1,269,970
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	1,450,000	1,485,658
Series C	5.000%	9/1/30	1,600,000	1,728,046 (c)(e)
Total Georgia				9,019,588
Guam — 0.2%

Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/36	1,230,000	1,254,279
Hawaii — 0.4%
Honolulu, HI, City & County Wastewater System Revenue:
First Senior Bond Resolution, Series A	3.000%	7/1/41	2,000,000	1,853,312
First Senior Bond Resolution, Series A, Refunding	5.000%	7/1/36	700,000	836,220
Total Hawaii				2,689,532
Idaho — 0.2%

Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	1,100,000	1,116,701
Illinois — 16.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	2,000,000	2,018,975
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.875%	12/1/47	$3,000,000	$3,100,571
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	100,674
Dedicated, Series G, Refunding	5.000%	12/1/44	750,000	741,010
Dedicated, Series H	5.000%	12/1/36	500,000	500,679
Dedicated, Series H	5.000%	12/1/46	5,400,000	5,136,271
Series D	5.000%	12/1/46	8,435,000	8,023,046
Chicago, IL, GO:
Series A	5.500%	1/1/35	1,000,000	1,041,930
Series A	5.500%	1/1/49	305,000	306,542
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series C, Refunding	5.000%	1/1/44	2,500,000	2,605,039 (b)
Senior Lien, Series D	5.000%	1/1/47	500,000	503,342
Senior Lien, Series D	5.000%	1/1/52	500,000	501,866
Series C, Refunding	5.000%	1/1/43	750,000	787,836 (b)
TrIPS Obligated Group	5.000%	7/1/48	900,000	905,121 (b)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	1,250,000	1,254,068
Second Lien, Series A, Refunding	5.000%	12/1/45	500,000	517,964
Second Lien, Series A, Refunding	4.000%	12/1/55	1,900,000	1,643,629
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A	5.000%	1/1/47	2,700,000	2,713,758
Second Lien, Series A, AG	5.250%	1/1/53	500,000	523,490
Second Lien, Series B, Refunding	5.000%	1/1/38	1,500,000	1,524,919
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,800,000	1,877,385
Second Lien, Series 2017-2, Refunding, AG	5.000%	11/1/33	1,290,000	1,341,174
Second Lien, Series 2017-2, Refunding, AG	5.000%	11/1/37	3,610,000	3,727,769
Second Lien, Series 2017-2, Refunding, AG	5.000%	11/1/38	2,000,000	2,062,088
Cook County, IL, Sales Tax Revenue, Series A, Refunding	4.000%	11/15/41	2,500,000	2,517,521
Illinois State Finance Authority Revenue:
Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/40	2,400,000	2,400,622
Surface Freight Transfer Facilities, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	2,100,000	2,206,072 (a)(b)(c)(e)
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	478,094
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	750,000	787,349
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	250,000	267,654
Illinois State Toll Highway Authority Revenue, Series A	4.000%	1/1/46	4,000,000	3,773,211
Illinois State, GO:
Series 2016	5.000%	1/1/33	2,000,000	2,003,482
Series 2016	5.000%	11/1/33	3,000,000	3,043,401
Series 2016, Refunding	5.000%	2/1/29	2,100,000	2,148,832
Series A	5.000%	3/1/34	2,000,000	2,202,785
Series A	5.000%	5/1/36	940,000	976,590
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Series A	5.000%	3/1/37	$750,000	$812,120
Series A	5.000%	5/1/39	2,600,000	2,679,430
Series A	5.000%	3/1/46	2,250,000	2,307,102
Series A, Refunding	5.000%	10/1/29	5,095,000	5,424,337
Series A, Refunding	5.000%	10/1/30	500,000	531,255
Series C	5.000%	12/1/41	4,000,000	4,306,296
Series D	5.000%	11/1/27	2,400,000	2,504,069
Series D	5.000%	11/1/28	750,000	781,682
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	2,100,000	2,075,088
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,500,000	1,342,181
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	8,150,000	8,178,337
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	1,500,000	1,563,437
McCormick Place Expansion Project, Series B-1, Refunding, AG	0.000%	6/15/47	3,000,000	1,147,576
Total Illinois				99,917,669
Indiana — 1.7%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	2,250,000	2,217,305
Marion General Hospital, Series A	4.000%	7/1/45	1,200,000	1,090,246
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	1,150,000	1,201,468
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse & Jail Project, Series A	4.000%	2/1/44	2,000,000	2,002,707
Courthouse & Jail Project, Series A	5.000%	2/1/54	850,000	865,561
Valparaiso, IN, Exempt Facilities Revenue:
Pratt Paper LLC Project, Refunding	4.500%	1/1/34	1,200,000	1,252,478 (a)(b)
Pratt Paper LLC Project, Refunding	4.875%	1/1/44	1,500,000	1,542,370 (a)(b)
Total Indiana				10,172,135
Iowa — 0.1%

Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	750,000	642,801
Kentucky — 1.3%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AG	5.000%	12/1/45	1,000,000	1,014,208
Kentucky State PEA, Gas Supply Revenue:
Series A, Refunding	5.250%	12/1/29	1,200,000	1,297,370 (c)(e)
Series C, Refunding	5.000%	5/1/36	5,000,000	5,500,563
Total Kentucky				7,812,141
Louisiana — 1.9%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AG	5.000%	4/1/43	2,500,000	2,543,366 (b)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	2,250,000	2,246,854 (c)(e)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	4,650,000	4,646,153 (c)(e)
Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	2,500,000	2,544,090 (c)(e)
Total Louisiana				11,980,463
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Maryland — 0.6%
Maryland State EDC, Senior Student Housing Revenue:
Morgan State University Project	4.000%	7/1/40	$500,000	$488,811
Morgan State University Project	5.000%	7/1/50	1,150,000	1,141,017
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	1,845,000	1,796,953
Total Maryland				3,426,781
Massachusetts — 2.6%
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	1,800,000	1,797,467
International Charter School, Refunding	5.000%	4/15/40	1,875,000	1,875,196
Northeastern University Issue, Refunding	5.000%	10/1/44	2,750,000	2,969,169
UMass Boston Student Housing Project	5.000%	10/1/48	950,000	914,920
Massachusetts State Port Authority Revenue:
Bosfuel Project, Series A, Refunding	5.000%	7/1/49	1,500,000	1,518,291 (b)
Series A, Refunding	5.000%	7/1/36	1,700,000	1,801,747 (b)
Series E	5.000%	7/1/46	5,000,000	5,159,640 (b)
Total Massachusetts				16,036,430
Michigan — 2.8%
Great Lakes, MI, Water Authority, Sewage Disposal System Revenue, Senior Lien, Series C	5.250%	7/1/53	2,000,000	2,111,086
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/38	1,000,000	1,138,505
Senior Lien, Series A	5.000%	7/1/46	6,790,000	6,811,602
Kent County, MI, Gerald R. Ford International Airport, GO, Authority Revenue, County GTD	5.000%	1/1/51	1,000,000	1,020,180 (b)
Michigan State Finance Authority Revenue:
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Act 38 Facilities, Senior Green Bonds	5.500%	2/28/57	1,000,000	1,041,916
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	90,000	90,302
Michigan State HFA Revenue:
Ascension Health Senior Credit Group Project Bonds, Series F4, Refunding	5.000%	11/15/47	865,000	961,550 (f)
Ascension Health Senior Credit Group Project Bonds, Series F4, Unrefunded	5.000%	11/15/47	2,135,000	2,187,340
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	1,800,000	1,827,371 (b)
Total Michigan				17,189,852
Missouri — 0.3%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Series A	5.000%	2/1/42	150,000	153,073
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	1,600,000	1,641,923
Total Missouri				1,794,996
Nebraska — 0.3%

Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	2,000,000	1,964,157
New Hampshire — 1.9%
National Finance Authority, NH, Revenue:
Presbyterian Senior Living Project, Series A	5.250%	7/1/48	950,000	967,279
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New Hampshire — continued
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	12/1/35	$4,900,000	$5,637,931
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	6/1/55	4,750,000	4,763,096
Total New Hampshire				11,368,306
New Jersey — 7.8%
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,000,000	1,001,298 (b)
Private Activity-The Goethals Bridge Replacement Project, AG	5.125%	7/1/42	2,500,000	2,512,860 (b)
Provident Group-Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	500,000	497,645
Special Facility Revenue, Continental Airlines Inc. Project	5.250%	9/15/29	3,530,000	3,536,927 (b)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	3,500,000	3,569,829 (b)
New Jersey State EDA, Lease Revenue, State House Project, Series B	5.000%	6/15/43	4,000,000	4,170,417
New Jersey State EFA Revenue, Stevens Institute of Technology, Refunding	5.000%	7/1/42	3,000,000	3,038,329
New Jersey State Health Care Facilities Financing Authority Revenue, RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	1,500,000	1,508,907
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/39	2,125,000	2,299,207
Transportation Program, Series AA	5.000%	6/15/50	1,195,000	1,354,778 (f)
Transportation Program, Series AA, Refunding	5.000%	6/15/36	4,000,000	4,508,384
Transportation Program, Series AA, Refunding	5.000%	6/15/38	3,000,000	3,381,098
Transportation Program, Series AA, Refunding	5.000%	6/15/42	600,000	668,793
Transportation Program, Series AA, Unrefunded	5.000%	6/15/50	4,325,000	4,436,964
Transportation Program, Series BB	4.000%	6/15/36	2,250,000	2,308,931
Transportation Program, Series BB	5.000%	6/15/44	2,000,000	2,066,099
Transportation System, Series A, Refunding	5.000%	12/15/28	1,050,000	1,129,825
Transportation System, Series A, Refunding	4.250%	6/15/40	750,000	783,564
New Jersey State Turnpike Authority Revenue, Series C, Refunding	5.000%	1/1/44	4,000,000	4,374,812
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	800,000	805,827
Total New Jersey				47,954,494
New Mexico — 0.4%

New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue, Refunding	5.000%	11/1/30	2,200,000	2,384,959 (c)(e)
New York — 23.6%
Brookhaven, NY, Local Development Corp. Revenue, Long Island Community Hospital Project, Series A, Refunding	4.000%	10/1/45	1,250,000	1,197,285
Long Island, NY, Power Authority Electric System Revenue, Series B	3.000%	9/1/29	1,250,000	1,256,506 (c)(e)
MTA, NY, Dedicated Tax Fund Revenue:
Green Bonds, Series A	5.000%	11/15/47	2,000,000	2,019,252
Green Bonds, Subseries B-1, Refunding	4.000%	11/15/54	4,600,000	4,269,730
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	500,000	505,290
Green Bonds, Series E, Refunding	5.000%	11/15/30	1,750,000	1,965,229
Green Bonds, Series E, Refunding	4.000%	11/15/45	1,750,000	1,643,882
Series A-2	5.000%	5/15/30	2,300,000	2,492,845 (c)(e)
Series B, Refunding	5.000%	11/15/37	250,000	252,925
Series C-1, Refunding	5.000%	11/15/33	350,000	355,273
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
New York City, NY, GO:
Series A	5.000%	8/1/51	$2,500,000	$2,587,493
Subseries A-1	4.000%	8/1/40	1,250,000	1,264,749
Subseries A-1	5.000%	8/1/47	2,070,000	2,149,798
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	900,000	871,025
Yankee Stadium Project, Refunding, AG	4.000%	3/1/45	750,000	737,402
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2017, Series CC-1, Refunding	5.000%	6/15/46	2,000,000	2,007,127
Second General Resolution Fiscal 2018, Series CC	5.000%	6/15/48	600,000	607,570
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	5,800,000	5,389,230
Second General Resolution Fiscal 2023, Series AA, Subseries AA-1	5.250%	6/15/52	2,020,000	2,133,834
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Series F, Subseries F-1	5.000%	2/1/47	10,250,000	10,724,799
Subordinated, Subseries F-1	5.000%	5/1/42	3,000,000	3,062,172
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	2,500,000	2,329,888
Non-State Supported Debt, SD, Series A, Refunding, AG	5.000%	10/1/29	5,000	5,352 (f)
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series A	5.000%	3/15/45	1,000,000	1,031,663
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 3, Series B, Refunding	5.000%	2/15/41	5,000	5,201 (f)
Bidding Group 3, Series B, Refunding	5.000%	2/15/43	5,000	5,201 (f)
Bidding Group 3, Series B, Unrefunded	5.000%	2/15/41	2,990,000	3,070,064
Bidding Group 4, Series A, Refunding	4.000%	3/15/45	2,475,000	2,409,435
Bidding Group 4, Series A, Refunding	4.000%	3/15/46	7,240,000	6,954,363
Bidding Group 4, Series D, Refunding	4.000%	2/15/40	3,100,000	3,142,166
New York State Liberty Development Corp., Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	2,240,000	2,243,693 (a)
7 World Trade Center Project, Class 2, Refunding	3.250%	9/15/52	5,000,000	3,735,677
Goldman Sachs Headquarters	5.500%	10/1/37	1,485,000	1,830,980
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B, Refunding	4.000%	1/1/45	4,000,000	3,886,898
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	5.000%	1/1/30	500,000	518,296 (b)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	5.000%	1/1/32	650,000	672,731 (b)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	5.000%	1/1/33	1,750,000	1,808,874 (b)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	6.000%	4/1/35	2,750,000	3,070,078 (b)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	5.625%	4/1/40	2,200,000	2,355,707 (b)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	4.375%	10/1/45	$1,750,000	$1,688,739 (b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	2,150,000	2,256,998 (b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	6,600,000	6,628,115 (b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.125%	6/30/60	5,250,000	5,301,863 (b)
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	4.000%	12/1/41	2,160,000	2,161,408
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	850,000	875,392 (b)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	2,000,000	1,932,528 (b)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	850,000	574,120 (b)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	1,550,000	1,551,469 (b)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	11,850,000	11,854,706 (b)
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	4.000%	3/15/45	3,250,000	3,172,234
Port Authority of New York & New Jersey Revenue:
Consolidated Series 218	4.000%	11/1/47	2,600,000	2,440,701 (b)
Consolidated Series 221	4.000%	7/15/45	1,000,000	970,398 (b)
Consolidated Series 221	4.000%	7/15/55	1,000,000	905,623 (b)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/45	250,000	257,306
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	8,950,000	9,336,518
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	1,950,000	2,018,312
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/56	2,000,000	1,837,307
MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	2,500,000	2,595,221
Total New York				144,928,641
North Carolina — 0.8%
North Carolina State Medical Care Commission, Retirement Facilities Revenue:
The Forest at Duke Project	4.000%	9/1/41	500,000	486,823
The Forest at Duke Project	4.000%	9/1/46	715,000	633,223
The Forest at Duke Project	4.000%	9/1/51	1,000,000	840,880
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/47	1,500,000	1,502,228
Series A, Refunding	5.000%	7/1/51	1,500,000	1,501,368
Total North Carolina				4,964,522
North Dakota — 0.4%

Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AG	3.000%	12/1/46	3,550,000	2,766,844
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ohio — 1.7%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	$3,425,000	$2,832,554
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	1,950,000	1,889,323 (b)(c)(e)
American Electric Co. Project, Series D, Refunding	3.700%	10/1/28	720,000	729,108 (b)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	2,650,000	2,471,894 (a)(b)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	1,300,000	1,321,448 (b)(c)(e)
Port of Greater Cincinnati Development Authority Revenue, OH, Tax-Exempt Parking Revenue, 3CDC Obligated Group Parking Facilities, Series A, Refunding, AG	5.000%	12/1/60	1,250,000	1,284,825
Total Ohio				10,529,152
Oklahoma — 0.3%
Tulsa, OK, Municipal Airport Trust Revenue:
American Airlines Inc. Project, Refunding	6.250%	12/1/35	1,500,000	1,764,796 (b)
American Airlines Inc. Project, Refunding	6.250%	12/1/40	185,000	210,695 (b)
Total Oklahoma				1,975,491
Oregon — 0.9%
Oregon State Business Development Commission Revenue, Recovery Zone Facility Bonds, Intel Corp. Project, Series 232	3.800%	6/15/28	3,100,000	3,163,987 (c)(e)
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	2,600,000	2,604,195
Total Oregon				5,768,182
Pennsylvania — 6.6%
Allegheny County, PA, HDA Revenue, University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	500,000	503,933
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds, Series 2018	5.000%	6/1/32	250,000	262,990
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/29	225,000	225,309
Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/30	775,000	776,051
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax:
Series B, Refunding, County GTD	4.750%	5/1/53	2,000,000	2,012,390
Series B, Refunding, County GTD	4.750%	5/1/57	2,500,000	2,517,044
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	3,500,000	3,569,486
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	1,000,000	1,004,213 (c)(e)
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series C, Refunding	5.250%	6/1/27	2,200,000	2,209,367 (c)(e)
Solid Waste Disposal Facility, Core Natural Resources Inc. Project, Refunding	5.450%	3/27/35	850,000	932,529 (a)(b)(c)(e)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	2,000,000	2,116,959 (b)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	7,200,000	7,326,840 (b)
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Series B	5.000%	12/1/53	2,900,000	3,029,109
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — continued
Pennsylvania State Turnpike Commission Revenue:
Series A-2	5.000%	12/1/48	$2,000,000	$2,056,215
Series B	5.000%	12/1/45	2,000,000	2,112,175
Series B, Refunding	5.250%	12/1/47	1,500,000	1,603,691
Series C, Refunding	4.000%	12/1/51	2,000,000	1,815,929
Philadelphia, PA, Authority for IDR:
Charter School Revenue, A String Theory Charter School Project, Refunding	5.000%	6/15/40	500,000	503,963 (a)
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	262,708
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	500,000	523,180
Philadelphia, PA, SD, GO, Series A, State Aid Withholding	5.000%	9/1/33	1,755,000	1,758,206
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AG, State Aid Withholding	5.000%	6/1/31	800,000	815,333
Philadelphia SD Project, Series A, Refunding, AG, State Aid Withholding	5.000%	6/1/33	2,280,000	2,321,137
Total Pennsylvania				40,258,757
Puerto Rico — 5.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/37	1,840,000	1,934,876 (a)
Senior Lien, Series A, Refunding	5.000%	7/1/47	4,700,000	4,710,539 (a)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	78,612	58,208
Restructured, Series A-1	5.625%	7/1/27	67,418	68,998
Restructured, Series A-1	5.625%	7/1/29	66,323	70,869
Restructured, Series A-1	5.750%	7/1/31	64,420	71,585
Restructured, Series A-1	4.000%	7/1/33	61,087	62,564
Restructured, Series A-1	4.000%	7/1/35	1,209,908	1,230,676
Restructured, Series A-1	4.000%	7/1/37	4,065,000	4,073,399
Restructured, Series A-1	4.000%	7/1/41	629,073	610,562
Restructured, Series A-1	4.000%	7/1/46	66,635	60,161
Subseries CW	0.000%	11/1/43	234,690	160,469 (e)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	887,000	851,791
CAB, Restructured, Series A-1	0.000%	7/1/46	7,830,000	2,816,534
Restructured, Series A-1	4.550%	7/1/40	300,000	302,010
Restructured, Series A-1	4.750%	7/1/53	1,230,000	1,199,401
Restructured, Series A-1	5.000%	7/1/58	3,870,000	3,798,515
Restructured, Series A-2	4.329%	7/1/40	8,290,000	8,307,147
Restructured, Series A-2A	4.550%	7/1/40	4,600,000	4,630,824
Total Puerto Rico				35,019,128
Rhode Island — 0.1%
Rhode Island State Health & Educational Building Corp., Student Housing Revenue:
RI Properties LLC, Senior Series A, AG	5.000%	7/1/50	400,000	404,564
RI Properties LLC, Senior Series A, AG	5.000%	7/1/55	500,000	502,997
Total Rhode Island				907,561
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

South Carolina — 1.0%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.359%	3/1/31	$1,250,000	$1,299,903 (c)(e)
South Carolina State Jobs, EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	2,550,000	2,402,214
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	500,000	518,854 (b)
Series 2018	5.000%	7/1/48	1,750,000	1,761,493 (b)
Total South Carolina				5,982,464
South Dakota — 0.1%

South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	700,000	712,492
Tennessee — 1.3%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	3,250,000	3,044,896
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	1,550,000	1,586,495
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AG	5.250%	7/1/53	2,250,000	2,370,571
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Series B, Refunding	5.000%	7/1/46	1,000,000	1,013,404
Total Tennessee				8,015,366
Texas — 8.7%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Basis Texas Charter Schools Inc., Refunding	5.875%	6/15/65	1,250,000	1,273,915 (a)
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	250,000	252,247
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AG	5.000%	2/15/48	1,600,000	1,626,112
Austin, TX, Airport System Revenue:
Series 2022	5.000%	11/15/52	2,000,000	2,029,492 (b)
Series B	5.000%	11/15/39	3,270,000	3,438,259 (b)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	4,320,000	3,902,746
Central Texas Turnpike System Revenue:
Series C, Refunding	5.000%	8/15/41	750,000	835,580
Series C, Refunding	5.000%	8/15/42	1,000,000	1,108,666
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	3,100,000	2,948,289
Forney, TX, ISD, GO, Unlimited Tax School Building Bonds, Series 2019, PSF-GTD	5.000%	2/15/49	500,000	503,651
Galveston, TX, Wharves & Terminal Revenue:
First Lien, Series A	5.000%	8/1/34	1,555,000	1,718,702 (b)
First Lien, Series A	5.250%	8/1/35	1,250,000	1,393,985 (b)
First Lien, Series A	5.250%	8/1/37	1,250,000	1,376,061 (b)
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Series A, B & C	5.500%	10/1/36	6,000,000	6,421,016
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	1,650,000	1,849,715 (c)(e)
Harris County, TX, GO, Certificates of Obligation	4.000%	9/15/49	4,750,000	4,524,495
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	1,650,000	1,596,825
Houston, TX, GO, Series A	4.125%	3/1/51	1,200,000	1,134,675
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	$2,100,000	$1,987,739 (b)
Subordinated Lien, Series A, Refunding	4.000%	7/1/40	2,000,000	2,006,672 (b)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	750,000	742,870 (b)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	1,000,000	1,001,002
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	2,250,000	2,143,269
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	160,000	162,239 (b)
Series 2017	5.000%	11/1/36	160,000	161,907 (b)
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	800,000	838,864 (b)(c)(e)
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station, AG	5.000%	4/1/46	750,000	750,098
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/51	1,300,000	1,055,347
Port Beaumont, TX, Navigation District Dock & Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	400,000	274,695 (a)(b)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	4.000%	10/1/42	2,500,000	2,512,389
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/41	1,650,000	1,753,976 (b)
Total Texas				53,325,498
Utah — 1.4%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.000%	7/1/43	5,250,000	5,378,398 (b)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	250,214
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	1,000,000	1,000,291
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/39	1,250,000	1,246,924
Series 2021	4.000%	10/15/36	100,000	100,382
Series 2021	4.000%	10/15/38	500,000	498,429
Total Utah				8,474,638
Virginia — 2.5%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	700,000	760,450
Isle of Wight County, VA, EDA Revenue:
Riverside Health System, Series 2023, AG	4.750%	7/1/53	1,250,000	1,264,105
Riverside Health System, Series 2023, AG	5.250%	7/1/53	500,000	524,558
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	1,400,000	1,410,664 (b)(f)
Series B, Refunding	5.000%	7/1/45	2,000,000	2,015,235 (b)(f)
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	500,000	529,156
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	550,000	580,882
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Virginia — continued
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	7/1/35	$3,000,000	$3,252,777 (b)
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/37	1,000,000	1,073,203 (b)
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/38	1,250,000	1,333,210 (b)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	2,500,000	2,539,440 (b)
Total Virginia				15,283,680
Washington — 1.5%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	4.000%	4/1/44	1,000,000	968,465 (b)
Series 2022, Refunding	5.000%	8/1/41	3,250,000	3,494,822 (b)
Series C	5.000%	5/1/42	1,500,000	1,520,725 (b)
Washington State Health Care Facilities Authority Revenue:
Seattle Cancer Care Alliance, Refunding	4.000%	12/1/40	500,000	503,658 (a)
Seattle Cancer Care Alliance, Refunding	4.000%	12/1/45	1,200,000	1,139,781 (a)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,500,000	1,534,927
Total Washington				9,162,378
West Virginia — 0.1%

West Virginia State EDA Revenue, Solid Waste Disposal Facility, Commercial Metals Co. Project	4.625%	5/15/32	750,000	772,498 (b)(c)(e)
Wisconsin — 2.1%
Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC, Series B, Refunding	5.000%	7/1/42	4,000,000	4,002,015 (b)
Public Finance Authority, WI, Revenue:
Cone Health, Series A	5.000%	10/1/52	2,000,000	2,050,994
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	700,000	708,155
Public Finance Authority, WI, Student Housing Revenue, University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	1,800,000	1,370,517 (a)
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A, Moral Obligations	5.000%	4/1/48	3,000,000	3,052,606
Wisconsin State HEFA Revenue, Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	1,600,000	1,721,126
Total Wisconsin				12,905,413

Total Municipal Bonds (Cost — $838,674,038)				856,385,938
Municipal Bonds Deposited in Tender Option Bond Trusts(g) — 4.3%
New York — 4.3%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	6,920,000	7,309,188
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A, Refunding	4.000%	3/15/45	8,480,000	8,255,357
New York State Urban Development Corp., State Sales Tax Revenue, Series A	5.000%	3/15/49	10,200,000	10,669,157

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $25,983,954)				26,233,702
Total Investments before Short-Term Investments (Cost — $864,657,992)				882,619,640

Short-Term Investments — 3.4%
Municipal Bonds — 3.4%
Arizona — 0.1%

Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A, Refunding, LOC - TD Bank N.A.	0.950%	2/1/48	460,000	460,000 (h)(i)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — 1.2%

Illinois State Finance Authority Revenue, University of Chicago Medical Center, Series B, LOC - TD Bank N.A.	0.800%	8/1/44	$7,300,000	$7,300,000 (h)(i)
Iowa — 0.0%††

Iowa Finance Authority, Series E, SPA - TD Bank N.A., GNMA / FNMA / FHLMC	1.870%	1/1/49	335,000	335,000 (h)(i)
Maryland — 0.4%

Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, Series D, Refunding, LOC - TD Bank N.A.	0.900%	7/1/41	2,300,000	2,300,000 (h)(i)
Massachusetts — 0.0%††

Massachusetts State DFA Revenue, Boston University, Series U-6C, Refunding, LOC - TD Bank N.A.	1.800%	10/1/42	100,000	100,000 (h)(i)
Mississippi — 0.3%

Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series E	1.000%	12/1/30	1,750,000	1,750,000 (h)(i)
Missouri — 0.4%

Missouri State HEFA Revenue, Saint Louis University, Series B-2, Refunding, LOC - Wells Fargo Bank N.A.	1.000%	10/1/35	2,390,000	2,390,000 (h)(i)
New York — 0.5%
MTA, NY, Transportation Revenue, Series E-1, LOC - Barclays Bank PLC	1.000%	11/15/50	100,000	100,000 (h)(i)
New York City, NY, GO:
Subseries A-4, SPA - TD Bank N.A.	0.950%	9/1/49	100,000	100,000 (h)(i)
Subseries D-4, LOC - TD Bank N.A.	0.950%	8/1/40	1,300,000	1,300,000 (h)(i)
Subseries E-5, LOC - TD Bank N.A.	0.950%	3/1/48	600,000	600,000 (h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries BB-2, Refunding, SPA - Mizuho Bank Ltd.	0.950%	6/15/44	1,300,000	1,300,000 (h)(i)
Total New York				3,400,000
Pennsylvania — 0.2%
Northampton County, PA, General Purpose Authority, Hospital Revenue, St. Luke’s University Health Network Project, Series B, LOC - TD Bank N.A.	0.950%	8/15/54	200,000	200,000 (h)(i)
Pennsylvania HFA, Single Family Mortgage Revenue Bonds, Series B, SPA - TD Bank N.A.	1.850%	10/1/50	400,000	400,000 (h)(i)
Philadelphia, PA, IDA, Multi-Modal Lease Revenue, Series B-2, Refunding, LOC - TD Bank N.A.	1.880%	10/1/30	595,000	595,000 (h)(i)
Total Pennsylvania				1,195,000
West Virginia — 0.3%
West Virginia State Hospital Finance Authority Revenue, West Virginia University Health System Obligated Group, Series C, Refunding, LOC - TD Bank N.A.	1.870%	6/1/34	1,800,000	1,800,000 (h)(i)

Total Short-Term Investments (Cost — $21,030,000)				21,030,000
Total Investments — 147.2% (Cost — $885,687,992)				903,649,640
Variable Rate Demand Preferred Stock, at Liquidation Value — (46.3)%				(284,075,000)
TOB Floating Rate Notes — (2.3)%				(13,955,000)
Other Assets in Excess of Other Liabilities — 1.4%				8,081,782
Total Net Assets Applicable to Common Shareholders — 100.0%				$613,701,422

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Maturity date shown represents the mandatory tender date.
(d)	Securities traded on a when-issued or delayed delivery basis.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(g)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(h)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CSCE	—	Charter School Credit Enhancement
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PSF	—	Permanent School Fund
SD	—	School District
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
USD	—	Unified School District
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with preservation of capital. When pursuing its investment objective, the Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$856,385,938	—	$856,385,938
Municipal Bonds Deposited in Tender Option Bond Trusts	—	26,233,702	—	26,233,702
Total Long-Term Investments	—	882,619,640	—	882,619,640
Short-Term Investments†	—	21,030,000	—	21,030,000
Total Investments	—	$903,649,640	—	$903,649,640

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2026. The following transactions were effected in such company for the period ended February 28, 2026.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$8,222,750	8,222,750	$8,222,750	8,222,750

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,727	—	—

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report